Summary of Significant Accounting Policies (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 19, 2024	Dec. 31, 2023	Apr. 27, 2023	Apr. 19, 2023	Feb. 15, 2023	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024	Mar. 01, 2024	Jan. 01, 2024	Dec. 31, 2021
Subsequent Event [Line Items]
Amount insured by FDIC		$ 250,000					$ 250,000			$ 250,000
Sale and liquidation								$ 1,150,928		2,130,116	$ 1,151,186
Realized losses on bonds							0	21,737		34,556	52,096
Bad debt expense								3,121		83,564	17,489
Provisions for inventory		0								0	0
Inventory		134,057					153,964			134,057	151,248
Impairment of intangible assets, finite-lived								0		0
Impairment losses								0		0
Derivative liabilities		0								0	0
Deferred revenue		0								0	0
Unrecognized Tax Benefits		0								0
Interest and penalties								0		0	0
Valuation allowance deferred tax assets
Marketing and advertising expense							$ 24,506	$ 58,640		$ 136,582	$ 1,364,168
Common stock, shares authorized		500,000,000	50,000,000				500,000,000	50,000,000		500,000,000	500,000,000
Reverse stock split			1:8
Preferred stock shares authorized		5,000,000	50,000,000				5,000,000			5,000,000	5,000,000
Consulting fees					$ 5,000					$ 5,000
Shares remain vested		260,000					260,000			104,000
Shares remain unvested		65,000					26,000			65,000
Proceeds from gain loss on sale of debt securities										$ 44,590
Income tax liabilities		$ 0								$ 0	$ 0
Shares of common stock				325,000							37,392				8,769
Payments to acquire businesses gross											$ 321,250
New issuance, value								$ 25,308		25,308
Depreciation							$ 276,522	273,087		1,108,186	1,769,621
Accounts Receivable, Allowance for Credit Loss		$ 81,772					81,772			81,772
Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Amount insured by FDIC		250,000					250,000			250,000
Impairment of intangible assets, finite-lived							0	0
Impairment losses							0	0		0	0
Derivative liabilities		0					0			0
Interest and penalties							0	0
Valuation allowance deferred tax assets
Marketing and advertising expense							6,128	0		$ 1,050	$ 10,000
Common stock, shares authorized		100,000								100,000	100,000
Payments to acquire businesses gross							1,550,000			$ 2,350,000
Escrow Deposit		$ 250,000								250,000
New issuance, value							1
Marketable securities		0					326,135		$ 76,289	0				$ 605,000
Deposit Assets		5,500,000								5,500,000
Depreciation							4,798			9,992
Depreciation							$ 4,798			0	0
Accounts Receivable, Allowance for Credit Loss		309,098								309,098	291,841
Research and development expense										0	0
Stat EI Inc [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Acquired Percentage						100.00%
Payments to acquire businesses gross						$ 5,500,000				1,800,000
Escrow Deposit		$ 250,000								250,000
Payments to acquire businesses gross										1,550,000
New issuance, value										$ 3,700,000
Corporate Bond Securities [Member]
Subsequent Event [Line Items]
Proceeds from investment											$ 1,151,186
Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Shares remain unvested		32,500					13,000			32,500
Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Shares remain unvested		32,500					13,000			32,500
Services Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues										130,000
Telx Computers Inc [Member] | Services Agreement [Member]
Subsequent Event [Line Items]
Related party other expenses				$ 10,000						$ 10,000
Mountain Views Strategy Ltd [Member]
Subsequent Event [Line Items]
Related party other expenses					$ 13,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized												500,000,000
Reverse stock split	1:2.5 reverse stock split
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Common stock, shares authorized													1,000,000,000
Preferred stock shares authorized													50,000,000
New issuance, value									$ 3,700,000